Shareholders' equity - Amounts of Capital (Details) $ in Millions	Dec. 31, 2018 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1	$ 5,217
Tier 1 capital	6,224
Total capital	4,235
Tier 1 leverage ratio	8,284
SLR	3,647
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1	10,036
Tier 1 capital	8,372
Total capital	6,273
Tier 1 leverage ratio	6,441
SLR	$ 2,336